STEIN ROE ADVISOR FUNDS
SEMIANNUAL REPORT
DEC. 31, 1998
PHOTO OF GLOBE
STEIN ROE ADVISOR FUND

TAX-EXEMPT BOND FUND

                       STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND

LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS (SM)

Contents
--------------------------------------------------------------------------------
Performance.................................................................. 1

   How the Stein Roe Advisor High-Yield Municipals Fund has done over time

Questions & Answers.......................................................... 2

   Interview with the portfolio manager and summary of investment activity Stein Roe Advisor High-Yield Municipals Fund

Portfolio of Investments..................................................... 3

   A complete list of investments with market values

Financial Statements......................................................... 9

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements............................................... 15

Financial Highlights........................................................ 17

   Selected per-share data



                MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

Fund Performance
--------------------------------------------------------------------------------


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).

              CUMULATIVE SIX-MONTH AND AVERAGE ANNUAL TOTAL RETURNS
                           PERIODS ENDED DEC. 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         6 Months       1 Year         5 Years      10 Years
STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND                                  2.57%         4.94%          6.08%          7.38%
Lehman Brothers Municipal Bond Index                                          3.69          6.48           6.22           8.22
Lipper High Yield Municipal Debt Fund Average                                 2.36          5.25           5.98           7.58
Number of Funds in Peer Group                                                56            52             28             16

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

Investment Comparison
--------------------------------------------------------------------------------


COMPARISON of change in value of a $10,000 investment.

                  Advisor           Lehman Brothers
                  High-Yield        Municipal
                  Municipals        Bond
                   Fund             Index

12/31/88          10000             10000

12/31/89          11113             11079

12/31/90          11935             11886

12/31/91          13076             13329

12/31/92          13742             14504

12/31/93          15172             16286

12/31/94          14522             15444

12/31/95          17049             18140

12/31/96          17773             18943

12/31/97          19418             20685

12/31/98          20378             22025





PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Class K shares may be purchased only through certain intermediaries, including certain bank trust departments, wrap fee programs and retirement plans. The Advisor currently limits expenses on Class K shares to 1.00% of average net assets. Absent this limit, total return would be less. Historical performance for Class K shares for the period prior to 2/4/98 is based on the performance of the SR&F High-Yield Municipals Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Stein Roe Advisor High-Yield Municipals Fund to the Lehman Brothers Municipal Bond Index, an unmanaged group of stocks not associated with any Stein Roe fund.

Questions & Answers
--------------------------------------------------------------------------------

AN INTERVIEW WITH MAUREEN NEWMAN PORTFOLIO MANAGER OF
STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND AND SR&F HIGH-YIELD
MUNICIPALS PORTFOLIO

                                    FUND DATA
   INVESTMENT OBJECTIVE:

   Seeks a high level of tax-free income consistent with capital preservation by investing in longer-term municipal securities, principally of medium and lower quality.

MAUREEN NEWMAN WAS NAMED PORTFOLIO MANAGER OF ADVISOR HIGH-YIELD MUNICIPALS FUND EFFECTIVE NOV. 1, 1998.

Q: HOW DID THE FUND PERFORM FOR THE FIRST HALF OF FISCAL 1999?

A: Advisor High-Yield Municipals Fund provided strong results, outpacing the average returns of a peer group of municipal bond funds (See page 1). As of Dec. 31, 1998, the Fund's 30-day SEC yield was 3.92% -- that's a tax-equivalent yield of 6.49%.
         Weak corporate earnings reports last summer caused riskier, lower-quality municipal bonds backed by less-stable corporations to underperform. We hold a high-quality composition, and that helped the Fund perform better than the average fund in its category between June and December.
         To help preserve principal, the Fund maintained a shorter-than-average maturity. When the high yield municipal bond market rallied this past autumn, this positioning did not allow the Fund's net asset value to rise as much as comparable funds.
         During the last six months, high yield bond issuance increased firmly. This tremendous amount of new supply presented us with the opportunity to buy attractive bonds with high income potential at discount prices.

Q: HOW DID YOU ADJUST THE PORTFOLIO'S COMPOSITION?

A: We used a barbell strategy to manage credit risk. We increased the portfolio's weighting in bonds with credit quality ratings of BB and lower between June and December. This reflected our efforts to take advantage of the opportunities available in lower-quality bonds.

Q: WHAT STRATEGIES DO YOU USE FOR SECURITY SELECTION?

A: We use a relative value approach. Our analysts focus on the fundamentals of the individual credit, including management, financials and market factors, in order to discern issuers that are likely to be stable or improving. We evaluate the pricing of the security to determine whether there are favorable income and/or capital appreciation opportunities. We actively manage our holdings to provide long term value to our shareholders.
   Due to the uncertainty in the outlook for cyclical industries, we are currently focusing our purchases in industries that are less dependent on economic activity, such as education and nursing homes. One example is our holding of 5.65% Latin School of Chicago bonds (0.5% of total net assets). We bought these BBB-rated bonds at par and they have performed better than other bonds in their rating category. This private school is enjoying strong enrollment and community support. It appears to have effective management and strong fund-raising capabilities.

Q: WHAT HAVE YOU ADDED TO THE PORTFOLIO?

A: We purchased bonds of Walker Methodist, a senior living/nursing home group in Minneapolis, MN (0.4% of total net assets). The bonds of this large, well-established group were offered at an attractive price due to concerns about historical results. More recently, management has focused its attention on its core business, which we believe will result in improved operating performance.

Q: WHAT'S YOUR OUTLOOK FOR THE BALANCE OF FISCAL 1999?

A: If corporate earnings are weak in 1999, we believe this may affect bond prices in the high yield market. Industrial development bonds could be most affected by this as their issuers are traditionally sensitive to economic weakness. We expect that non-cyclical areas such as housing, schools and nursing homes will continue to provide value, so that's where we plan to focus new purchases.
         With yields at their highest level relative to Treasuries since the mid-1980s, we believe municipal bonds are likely to remain an attractive alternative to taxable fixed-income securities for investors in high tax brackets.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Tax-free income is exempt from federal taxes but may be subject to state and local taxes and federal alternative minimum tax. Tax-equivalent yield shown above is for an investor in the 39.6% federal tax bracket. Portfolio holdings are as of 12/31/98 and are subject to change. Holdings disclosed as a percentage of SR&F High-Yield Municipals Portfolio. See page 1 for a comparison of the Fund's performance with that of its Lipper peer group average. Investing in high-yield bonds involves greater credit risks than investing in higher quality bonds.

SR&F High-Yield Municipals Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio of Investments at December 31, 1998
(Dollar amounts in thousands)
(Unaudited)

                                                                                                        Principal          Market
MUNICIPAL SECURITIES (98.9%)                                                                               Amount           Value
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA (2.3%)
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Memorial Hospital)
   8.125% 6/1/12.................................................................................        $ 2,500          $ 2,675
Pima County Industrial Development Authority IDR (Tucson Electric Power Company)
   Series B 6.000% 9/1/29.......................................................................           1,000              998
   Series C 6.000% 9/1/29.......................................................................           4,000            3,990
                                                                                                                      -----------
                                                                                                                            7,663
CALIFORNIA (2.9%)
California Health Facilities Financing Authority Revenue (Sutter Health) Series A VRDB 5.100%....          1,200            1,200
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue Series 1995A 6.500% 1/1/32....           2,000            2,240
Long Beach Aquarium of the Pacific Revenue Series A 6.125% 7/1/23...............................           5,750            6,088
                                                                                                                      -----------
                                                                                                                            9,528
COLORADO (6.5%)
Adams County Single-Family Mortgage Revenue Series B (escrowed in U.S. Treasury securities)
   11.250% 9/1/11 (prerefunded to 9/1/09)........................................................            325              509
   11.250% 9/1/11 (prerefunded to 9/1/10).......................................................             360              574
   11.250% 9/1/11...............................................................................             220              358
   11.250% 9/1/12...............................................................................           1,440            2,383
Arapahoe County Capital Improvement Trust Fund Highway Revenue (escrowed in U.S. Treasury
   securities, prerefunded to 8/31/05) 7.000% 8/31/26...........................................           7,000            8,356
Briargate Public Building Authority Landowner Assessment Lien
   Series 1985A 10.250% 12/15/00 (b)............................................................             220              187
   Series 1986A 9.500% 12/15/07 (b).............................................................             807              686
Colorado Health Facilities Authority Revenue
   (Birchwood Manor Apartments, collateralized by GNMA securities) Series A 7.250% 4/1/11.......             645              672
   (PSL Health Systems, escrowed in U.S. Treasury securities, prerefunded to 2/15/01) Series B
     8.500% 2/15/21.............................................................................           3,250            3,628
Denver City and County Airport Revenue Series D
   7.750% 11/15/21 (escrowed in U.S. Treasury securities, prerefunded to 11/15/01) (a)..........             830              933
   7.750% 11/15/21 (a)..........................................................................           3,170            3,491
                                                                                                                      -----------
                                                                                                                           21,777
CONNECTICUT (0.9%)
Connecticut State Development Authority PCR (Connecticut Light & Power) 5.850% 9/1/28...........           2,900            2,911

DISTRICT OF COLUMBIA (2.2%)
District of Columbia GO Series A 6.000% 6/01/26.................................................           7,000            7,350

FLORIDA (3.3%)
Florida Housing Finance Agency Multi-Family Housing Revenue (Palm-Aire) 10.000% 1/1/20 (a) (b)..           2,731            2,348
Leesburg Hospital Revenue (Leesburg Regional Medical Center, escrowed in U.S. Treasury securities,
   prerefunded to 7/1/02) Series A 7.375% 7/1/11................................................             775              880
Orange County Health Facilities Authority (Orlando Lutheran Towers) 8.625% 7/1/20...............           5,000            5,856
Orlando Special Assessment Revenue Series A (Conroy Road Interchange Project)
   5.500% 5/1/10................................................................................             200              199
   5.800% 5/1/26.................................................................................            500              499
Stoneybrook Community Development District Capital Improvement Revenue
   Series B 5.700% 5/1/08.......................................................................             760              759
   Series A 6.100% 5/1/19........................................................................            330              330
                                                                                                                      -----------
                                                                                                                           10,871

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

SR&F High-Yield Municipals Portfolio CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal          Market
                                                                                                           Amount           Value
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA (3.5%)
Cartersville Development Authority (Anheuser-Busch) 7.375% 5/1/09 (a)...........................         $ 3,000         $  3,656
Municipal Electric Authority of Georgia Power Revenue Series V 6.600% 1/1/18....................           6,065            7,096
Rockdale County Development Authority Solid Waste Disposal Revenue (Visy Paper)
   7.500% 1/1/26 (a)............................................................................           1,000            1,065
                                                                                                                      -----------
                                                                                                                           11,817
IDAHO (0.6%)
Idaho Housing Agency Single-Family Mortgage Series B 7.500% 7/1/24 (a)...........................          2,060            2,163

ILLINOIS (2.5%)
Chicago Skyway Toll Bridge Revenue (escrowed in U.S. Treasury securities, prerefunded to 1/1/04)
   6.750% 1/1/17................................................................................           1,500            1,710
Illinois Development Finance Authority
   (Catholic Charities) 5.950% 1/1/09...........................................................           1,400            1,463
   (Latin School of Chicago) 5.650% 8/1/28......................................................           1,725            1,716
Illinois Health Facilities Authority Revenue
   (United Medical Center, escrowed in U.S. Treasury securities, prerefunded to 7/1/03)
     8.125% 7/1/06..............................................................................           2,225            2,500
   (Edward Hospital Association, escrowed in U.S. Treasury securities, prerefunded to 2/15/02)
     7.000% 2/15/22 ............................................................................             685              760
Illinois Housing Development Authority Multi-Family Housing Series C 7.400% 7/1/23..............             140              146
                                                                                                                      -----------
                                                                                                                            8,295
INDIANA (12.5%)
Hammond Sewer & Solid Waste Disposal Revenue (American Maize Products, gtd. by Eridania
   Beghin-Say) 8.000% 12/1/24 (a)...............................................................           4,000            4,680
Indiana Health Facility Financing Authority Revenue (Metro Health/Indiana Project)
   6.400% 12/1/33...............................................................................           1,500            1,489
Indiana State Development Finance Authority Revenue (Inland Steel Company) 5.750% 10/1/11.......           5,000            4,737
Indiana Transportation Finance Authority Airport Facilities Lease Revenue Series A
   6.250% 11/1/16 (escrowed in U.S. Treasury securities, prerefunded to 11/1/02) ...............           3,550            3,923
   6.250% 11/1/16...............................................................................             950            1,014
Indianapolis Airport Authority Revenue Special Facilities
   (Federal Express) 7.100% 1/15/17 (a).........................................................           5,000            5,556
   (United Airlines) 6.500% 11/15/31 (a)........................................................           7,000            7,490
Indianapolis Local Public Improvement Bond Bank Series C
   (escrowed in U.S. Treasury securities, prerefunded to 1/1/02)
   6.700% 1/1/17................................................................................           8,900            9,790
New Castle Economic Development Revenue
   8.650% 4/1/17 (escrowed in U.S. Treasury securities, prerefunded to 4/1/99)..................           2,860            3,039
   Zero Coupon (Yield to Maturity 10.855%) 3/1/18 (b)...........................................          30,655               77
                                                                                                                      -----------
                                                                                                                           41,795
IOWA (0.7%)
Iowa Housing Finance Authority (AMBAC Insured) Zero Coupon
   (Yield to Maturity 10.262%) 9/1/16...........................................................          15,620            2,187

KANSAS (0.6%)
Wichita Revenue (CSJ Health System) 7.000% 11/15/18.............................................           2,000            2,158

LOUISIANA (2.2%)
De Soto Parish Environmental Improvement Revenue (International Paper) Series A
   7.700% 11/1/18 (a)...........................................................................           2,500            2,881
Louisiana Public Facilities Authority Hospital Revenue
   (Women's Hospital Foundation, escrowed in U.S. Treasury securities, prerefunded to 10/1/02)
     7.250% 10/1/22.............................................................................           2,300            2,611
   (Progressive Healthcare Providers) 6.375% 10/1/28............................................           2,000            1,952
                                                                                                                      -----------
                                                                                                                            7,444

SR&F High-Yield Municipals Portfolio CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal          Market
                                                                                                           Amount           Value
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS (2.7%)
Massachusetts Bay Transportation Authority Series 92B 6.200% 3/1/16.............................         $ 5,825          $ 6,713
Massachusetts State Health & Educational Facilities Authority Revenue (Dana Farber
   Cancer Institute) 6.250% 12/1/22.............................................................           2,000            2,175
                                                                                                                      -----------
                                                                                                                            8,888

MICHIGAN (0.5%)
Michigan Strategic Fund Limited Obligation Revenue (Imperial Holly) Series C
   6.550% 11/1/25 (a)...........................................................................           1,500            1,504

MINNESOTA (0.4%)
Minneapolis Revenue (Walker Methodist Senior Services) Series C 6.000% 11/15/28.................           1,300            1,298

MISSISSIPPI (3.4%)
Adams County Hospital Revenue (Jefferson Davis Memorial Hospital, escrowed in
   U.S. Treasury securities, prerefunded to 10/1/01) 7.900% 10/1/08.............................             750              846
Claiborne County PCR (System Energy Resources)
   9.500% 12/1/13 ..............................................................................             600              626
   7.300% 5/1/25................................................................................           2,000            2,100
Lowndes County Solid Waste Disposal PCR (Weyerhaeuser Company) 6.800% 4/1/22....................           5,995            7,329
Perry County PCR (Leaf River Forest Project, LOC Wachovia Bank) VRDB 5.100%.....................             400              400
                                                                                                                      -----------
                                                                                                                           11,301

MISSOURI (1.6%)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Lutheran
   Senior Services) 5.750% 2/1/17...............................................................           2,000            2,077
St. Louis Industrial Development Authority IDR (Kiel Center) 7.875% 12/1/24 (a).................           3,000            3,285
                                                                                                                      -----------
                                                                                                                            5,362

MONTANA (0.3%)
Montana State Board of Housing Single-Family Mortgage
   Series B-1 7.300% 10/1/17.....................................................................            375              393
   Series B-2 7.500% 4/1/23 (a).................................................................             415              435
                                                                                                                      -----------
                                                                                                                              828

NEBRASKA (1.3%)
Nebraska Higher Education Loan Program Series A-6
   Junior Subordinated (MBIA Insured) 6.450% 6/1/18 (a).........................................           4,000            4,300

NEVADA (1.6%)
Clark County IDR (Nevada Power Company) Series A 5.900% 11/1/32 (a).............................           3,000            3,030
Humboldt County PCR (Idaho Power Company) 8.300% 12/1/14........................................           2,000            2,372
                                                                                                                      -----------
                                                                                                                            5,402

NEW JERSEY (3.6%)
New Jersey Economic Development Authority Revenue Series A
   (Winchester Gardens Project, Marcus L. Ward Home) 8.625% 11/1/25.............................           5,000            5,756
   (Kapkowski Road Landfill, NJ Metromall Urban Renewal) 6.375% 4/1/31..........................           6,000            6,188
                                                                                                                      -----------
                                                                                                                           11,944

NEW MEXICO (2.9%)
Farmington PCR
   (Public Service Company of New Mexico) 6.300% 12/1/16........................................           5,000            5,294
   (Tucson Electric Power Company) 6.950% 10/1/20...............................................           2,000            2,232
   (Arizona Public Service Company, LOC Barclays Bank) VRDB 5.100%..............................             200              200
New Mexico Educational Assistance Foundation Student Loan Revenue Subordinated
   Series A-2 6.650% 11/1/25 (a)................................................................           1,955            2,099
                                                                                                                      -----------
                                                                                                                            9,825
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

SR&F High-Yield Municipals Portfolio CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal          Market
                                                                                                           Amount           Value
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK (4.3%)
New York City GO
   Series B (FGIC Insured) VRDB 5.100%..........................................................          $  300           $  300
   Series B 7.250% 8/15/07 .....................................................................           1,000            1,200
   Series G 5.750% 2/1/14 ......................................................................           5,720            6,113
New York City Industrial Development Authority Special Facility Revenue (Terminal One
   Group Association) 6.000% 1/1/15 (a).........................................................           3,465            3,712
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue
   Series A VRDB 5.200%.........................................................................             800              800
Triborough Bridge & Tunnel Authority Revenue Series E 7.250% 1/1/10.............................           2,000            2,353
                                                                                                                      -----------
                                                                                                                           14,478
NORTH CAROLINA (2.9%)
North Carolina Eastern Municipal Power Agency Revenue
   Series A 6.500% 1/1/18 (escrowed in U.S. Treasury securities).................................           3,320           3,980
   Series A 6.500% 1/1/18........................................................................           1,680           1,926
   Series B 6.000% 1/1/26........................................................................           3,500           3,819
                                                                                                                      -----------
                                                                                                                            9,725
OHIO (4.9%)
Franklin County Hospital Revenue (Doctors OhioHealth Corporation) 5.600% 12/1/28................           2,650            2,587
Greater Allen County Housing Development Corporation Revenue (Steiner-McBride Apartments)
   10.250% 9/1/03...............................................................................           1,385            1,388
Montgomery County Health Care Facilities Revenue (Friendship Village of Dayton)
   Series B 6.250% 2/1/22.......................................................................           5,250            5,322
Ohio State Water Development Authority Solid Waste Disposal Revenue (Bay Shore Power
   Company) Series A 5.875% 9/1/20 (a)..........................................................           7,000            7,053
                                                                                                                      -----------
                                                                                                                           16,350
PENNSYLVANIA (10.1%)
Allentown Area Hospital Authority Revenue (Sacred Heart Hospital) 7.500% 7/1/06.................           3,460            3,754
Beaver County Industrial Development Authority PCR (Toledo Edison Company) 7.625% 5/1/20........           4,900            5,580
Dauphin County Industrial Development Authority Water Development Revenue (General
   Waterworks Corporation) Series A 6.900% 6/1/24 (a)...........................................           3,200            3,972
Montgomery County Higher Education & Health Authority Hospital Revenue (Jeanes Health
   Systems, escrowed in U.S. Treasury securities, prerefunded to 7/1/00) 8.750% 7/1/20..........           3,200            3,504
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
   (Northampton Generating)
     Series B 6.750% 1/1/07 (a).................................................................           3,000            3,263
     Series A 6.500% 1/1/13 (a).................................................................           2,000            2,120
Philadelphia Hospitals & Higher Education Facilities Authority Revenue (Temple University
   Hospital) 5.875% 11/15/23....................................................................           4,000            4,145
Philadelphia Municipal Authority Revenue Lease Series 1993D 6.250% 7/15/13......................           2,500            2,669
Philadelphia Water & Sewer Revenue Tenth Series (escrowed in U.S. Treasury securities)
   7.350% 9/1/04 (d)............................................................................           4,085            4,626
                                                                                                                      -----------
                                                                                                                           33,633
PUERTO RICO (1.7%)
Puerto Rico Highway & Transportation Authority
   Series T 6.625% 7/1/18 (escrowed in U.S. Treasury securities, prerefunded to 7/1/02).........           3,200            3,552
   Series V 6.625% 7/1/12 ......................................................................           2,000            2,185
                                                                                                                      -----------
                                                                                                                            5,737
SOUTH DAKOTA (0.9%)
South Dakota Student Loan Assistance Corporation Series C (escrowed in U.S. Treasury securities)
   7.450% 8/1/00 (a)............................................................................           2,700            2,859

TENNESSEE (0.4%)
Metropolitan Government of Nashville & Davidson Counties Health and Educational Facilities
   Board Revenue (The Blakeford at Green Hills) 5.650% 7/1/24...................................           1,500            1,474


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

SR&F High-Yield Municipals Portfolio CONTINUED
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                                                                                                        Principal          Market
                                                                                                           Amount           Value
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS (6.9%)
Abilene Health Facilities Development Corporation Retirement Facilities Revenue (Sears Methodist
   Retirement) Series A 5.900% 11/15/25.........................................................         $ 2,100        $   2,082
Alliance Airport Authority Special Facilities Revenue (American Airlines) 7.000% 12/1/11 (a)....           4,070            4,808
Brazos Higher Education Authority Subordinated Series C-2 5.875% 6/1/04 (a).....................             835              851
Harris County Housing Finance Corporation Single-Family Mortgage Revenue 9.625% 3/15/03.........             171              172
Houston Airport System Revenue (Continental Airlines)
   6.125% 7/15/17 (a)...........................................................................           4,000            4,165
   6.125% 7/15/27 (a)...........................................................................           2,000            2,075
Port of Bay City Authority Matagorda County Revenue (Hoechst Celanese Corporation)
   6.500% 5/1/26 (a)............................................................................           3,000            3,300
Richardson Hospital Authority (Baylor/Richardson) 5.625% 12/1/28................................             900              887
Texas City IDR (Atlantic Richfield Company) 7.375% 10/1/20......................................           2,000            2,610
Texas Housing Agency Residential Development Revenue Series D 8.400% 1/1/21 (a).................             255              264
Tyler Health Facilities Development Corporation (Mother Francis Hospital) Series A 5.625% 7/1/13           1,785            1,796
                                                                                                                      -----------
                                                                                                                           23,010
UTAH (0.2%)
Utah Housing Finance Agency Single-Family Mortgage
   Series B-2 7.750% 1/1/23 (a).................................................................             160              167
   Series C-3 7.550% 7/1/23 (a).................................................................             355              372
                                                                                                                      -----------
                                                                                                                              539
VIRGINIA (2.2%)
Pittsylvania County Industrial Development Authority Revenue (Multitrade of Pittsylvania
   County L.P.) Series A
     7.450% 1/1/09 (a)..........................................................................           3,500            3,846
     7.550% 1/1/19 (a)..........................................................................           3,100            3,402
                                                                                                                      -----------
                                                                                                                            7,248
WASHINGTON (4.1%)
Quincy Water and Sewer Revenue Series I (escrowed in U.S. Treasury securities, prerefunded
   to 11/1/00) 9.250% 11/1/10...................................................................           2,375            2,580
Washington State Health Care Facilities Authority Revenue (Sacred Heart Medical Center)
   6.875% 2/15/12...............................................................................           1,500            1,626
Washington State Housing Finance Commission Single-Family Mortgage Revenue Series C
   (collateralized by GNMA/FNMA securities)
     Zero Coupon (Yield to Maturity 7.750%) 1/1/22 (a)..........................................           1,455              271
     Zero Coupon (Yield to Maturity 7.750%) 7/1/22 (a)..........................................           1,605              287
     Zero Coupon (Yield to Maturity 7.750%) 1/1/23 (a)..........................................           1,605              277
     Zero Coupon (Yield to Maturity 7.750%) 7/1/23 (a)..........................................           1,610              268
     Zero Coupon (Yield to Maturity 7.750%) 1/1/24 (a)..........................................           1,615              258
     Zero Coupon (Yield to Maturity 7.750%) 7/1/24 (a)..........................................           1,605              249
Washington State Public Power Supply System Nuclear Project No. 2 Revenue Series A
     Zero Coupon (Yield to Maturity 6.888%) 7/1/07..............................................           6,945            4,792
     6.300% 7/1/12..............................................................................           2,500            2,897
                                                                                                                      -----------
                                                                                                                           13,505
WISCONSIN (1.2%)
Wisconsin State Health & Educational Facilities Authority Revenue
   (Attic Angel Community) 5.750% 11/15/27......................................................           1,250            1,222
   (Clement Manor) 5.750% 8/15/24...............................................................           3,000            2,906
                                                                                                                      -----------
                                                                                                                            4,128
WYOMING (0.1%)
Wyoming Community Development Authority Single-Family
   Mortgage Series A 7.375% 6/1/17..............................................................             180              189
                                                                                                                      -----------

SR&F High-Yield Municipals Portfolio CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           Market
                                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
   (Cost $304,861) (c)...........................................................................                        $329,486
OTHER ASSETS, LESS LIABILITIES (1.1%)............................................................                           3,621
                                                                                                                      -----------
TOTAL NET ASSETS (100.0%)........................................................................                        $333,107
                                                                                                                      ===========
------------------------------------------------------------------------------------------------------------------------------------

(a) Security is subject to the federal alternative minimum tax. At
    December 31, 1998, the market value of these securities represented
    29.0% of total net assets.
(b) Issuer is in default of certain debt covenants. Income is not being accrued.
(c) At December 31, 1998, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized appreciation was $24,625, consisting of gross unrealized appreciation of $27,983 and gross unrealized depreciation of $3,358. (d) Security was pledged to cover margin requirements for open future contracts. The following contracts were open at December 31, 1998:

                                           Number of          Contract                          Unrealized
              Type          Position       Contracts              Value       Expiration              Gain
             -----          --------         --------         --------          --------         ---------
       U.S. T-Bond              Long               85           $10,861             3/99              $103

Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank.


See accompanying Notes to Financial Statements.

Stein Roe Advisor High-Yield Municipals Fund
---------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 1998
(All amounts in thousands, except per-share amount)
(Unaudited)
ASSETS
Investment in SR&F High-Yield Municipals Portfolio, at value....................................................          $ 2,452
Cash ...........................................................................................................               26
Other assets....................................................................................................                9
                                                                                                                        ---------
   Total assets.................................................................................................            2,487
                                                                                                                        ---------

LIABILITIES
Dividends payable...............................................................................................               11
Payable to investment adviser ..................................................................................                9
Accrued expenses payable........................................................................................               12
                                                                                                                        ---------
   Total liabilities............................................................................................               32
                                                                                                                        ---------
   Net assets...................................................................................................          $ 2,455
                                                                                                                        =========
ANALYSIS OF NET ASSETS
Paid-in capital.................................................................................................           $2,458
Net unrealized appreciation on investments......................................................................                9
Accumulated net realized losses on investments .................................................................              (12)
                                                                                                                        ---------
   Net assets...................................................................................................          $ 2,455
                                                                                                                        =========

Shares outstanding (unlimited number authorized)................................................................              247
                                                                                                                        =========

Net asset value per share.......................................................................................           $ 9.94
                                                                                                                        =========


See accompanying Notes to Financial Statements.

Stein Roe Advisor High-Yield Municipals Fund
-----------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1998
(All amounts in thousands)
(Unaudited)
INVESTMENT INCOME
Tax-exempt interest allocated from SR&F High-Yield Municipals Portfolio.........................................            $  59
                                                                                                                        ---------

EXPENSES
Amortization of organization expenses...........................................................................               16
Accounting fees.................................................................................................               13
Audit and legal fees............................................................................................                7
SEC and state registration fees.................................................................................                5
Expenses allocated from SR&F High-Yield Municipals Portfolio....................................................                4
Printing and postage............................................................................................                4
Transfer agent fees.............................................................................................                3
Trustees' fees..................................................................................................                3
12b-1 distribution and service fees.............................................................................                2
Administrative fees.............................................................................................                1
Other...........................................................................................................                2
                                                                                                                        ---------
   Total expenses...............................................................................................               60
Reimbursement of expenses by investment adviser.................................................................              (49)
                                                                                                                        ---------
   Net expenses.................................................................................................               11
                                                                                                                        ---------
   Net investment income........................................................................................               48
                                                                                                                        ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Net realized losses on investments allocated from SR&F High-Yield
   Municipals Portfolio.........................................................................................              (10)
Change in unrealized appreciation or depreciation on investments................................................                8
                                                                                                                        ---------
   Net losses on investments....................................................................................               (2)
                                                                                                                        ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................................            $  46
                                                                                                                        =========


See accompanying Notes to Financial Statements.

Stein Roe Advisor High Yield Municipals Fund
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)
(Unaudited)
                                                                                                      SIX MONTHS           PERIOD
                                                                                                           ENDED            ENDED
                                                                                                        DEC. 31,         JUNE 30,
                                                                                                            1998         1998 (a)
                                                                                                      ----------     ------------
OPERATIONS
Net investment income                                                                                $        48            $  10
Net realized losses on investments                                                                           (10)              (2)
Net change in unrealized appreciation or depreciation on investments                                           8                1
                                                                                                  --------------    -------------
   Net increase in net assets resulting from operations                                                       46                9
                                                                                                  --------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income                                                                     (48)             (10)
                                                                                                  --------------    -------------

SHARE TRANSACTIONS
Subscriptions to fund shares                                                                               1,622            1,078
Value of distributions reinvested                                                                              3                2
Redemptions of fund shares                                                                                  (197)             (50)
                                                                                                  --------------    -------------
   Net increase from share transactions                                                                    1,428            1,030
                                                                                                  --------------    -------------
   Net increase in net assets                                                                              1,426            1,029

TOTAL NET ASSETS
Beginning of period                                                                                        1,029                --
                                                                                                  --------------    -------------
End of period                                                                                        $     2,455          $ 1,029
                                                                                                  ==============    =============

ANALYSES OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares                                                                                 163              108
Redemptions of fund shares                                                                                   (19)              (5)
                                                                                                  --------------    -------------
   Net increase in fund shares                                                                               144              103
                                                                                                  --------------    -------------
Shares outstanding at beginning of period                                                                    103               --
                                                                                                  --------------    -------------
Shares outstanding at end of period..............................................................            247              103
                                                                                                  ==============    =============

(a)From commencement of operations on February 4, 1998.

See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 1998
(All amounts in thousands)
(Unaudited)
ASSETS
Investments, at market value (cost $304,861)....................................................................         $329,486
Accrued interest receivable.....................................................................................            6,132
Receivable for investments sold.................................................................................              785
Cash............................................................................................................              343
                                                                                                                      -----------
   Total assets.................................................................................................          336,746
                                                                                                                      -----------

LIABILITIES
Payable for investments purchased...............................................................................            3,528
Payable to investment adviser...................................................................................              102
Other liabilities...............................................................................................                9
                                                                                                                      -----------
   Total liabilities............................................................................................            3,639
                                                                                                                      -----------
   Net assets applicable to investors' beneficial interests.....................................................         $333,107
                                                                                                                      ===========

See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1998
(All amounts in thousands)
(Unaudited)
INVESTMENT INCOME
Tax-exempt interest.............................................................................................         $ 10,388
                                                                                                                       ----------
EXPENSES
Management fees.................................................................................................              730
Audit and legal fees............................................................................................               23
Accounting fees.................................................................................................               16
Trustees' fees..................................................................................................                6
Other...........................................................................................................                3
                                                                                                                       ----------
   Total expenses...............................................................................................              778
                                                                                                                       ----------
   Net investment income........................................................................................            9,610
                                                                                                                       ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments...............................................................................            1,334
Net change in unrealized appreciation or depreciation on investments............................................           (1,355)
                                                                                                                       ----------
   Net losses on investments ...................................................................................              (21)
                                                                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................................         $  9,589
                                                                                                                       ==========


See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)
(Unaudited)
                                                                                                      SIX MONTHS           PERIOD
                                                                                                           ENDED            ENDED
                                                                                                        DEC. 31,         JUNE 30,
                                                                                                            1998         1998 (a)
                                                                                                      ----------     ------------
OPERATIONS
Net investment income                                                                                  $   9,610          $ 7,847
Net realized gains (losses) on investments                                                                 1,334             (214)
Net change in unrealized appreciation or depreciation on investments                                      (1,355)          (1,762)
                                                                                                   -------------    -------------
   Net increase in net assets resulting from operations                                                    9,589            5,871
                                                                                                   -------------    -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                                                             21,587          349,343
Withdrawals                                                                                              (41,235)         (12,048)
                                                                                                   -------------    -------------
   Net increase (decrease) from transactions in investors' beneficial interests                          (19,648)         337,295
                                                                                                   -------------    -------------
   Net increase (decrease) in net assets                                                                 (10,059)         343,166
TOTAL NET ASSETS
Beginning of period..............................................................................        343,166               --
                                                                                                   -------------    -------------
End of period....................................................................................       $333,107         $343,166
                                                                                                   =============    =============


(a)From commencement of operations on February 2, 1998.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

(All amounts in thousands)

NOTE 1. ORGANIZATION
Stein Roe Advisor High-Yield Municipals Fund (the "Fund") is a series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio"), which seeks a high level of tax-free income by investing in long-term municipal securities principally of medium and lower quality.
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe High-Yield Municipals Fund contributed $335,711 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 4, 1998, Advisor High-Yield Municipals Fund contributed $100 in securities and other assets. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At December 31, 1998, Stein Roe High-Yield Municipals Fund and Advisor High-Yield Municipals Fund owned 99.3% and 0.7%, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
     Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. At December 31, 1998, investments in these securities for SR&F High-Yield Municipals Portfolio represented 1.0% of net assets.

INVESTMENT VALUATIONS
     All securities are valued as of December 31, 1998. Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FUTURES CONTRACTS
     During the six months ended December 31, 1998, SR&F High-Yield Municipals Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines in the value of its securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.
     Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See SR&F High-Yield Municipals Portfolio's portfolio of investments for a summary of open futures contracts at December 31, 1998.

FEDERAL INCOME TAXES
     No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

DISTRIBUTION TO SHAREHOLDERS
     Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Notes to Financial Statements CONTINUED
--------------------------------------------------------------------------------

NOTE 3. PORTFOLIO COMPOSITION
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. government or agency obligations and set aside to pay off the original issue at the first call date or maturity). Among the Portfolio's investments are securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At December 31, 1998, investments in these securities represented 2.0% of the Portfolio's net assets. See the Portfolio's schedule of investments for additional information regarding portfolio composition.

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment adviser and manager.
    The management fee for the Portfolio is computed at an annual rate of .45% of the first $100 million of average daily net assets, .425% of the next $100 million, and .40% thereafter. The administrative fee for the Fund is computed at an annual rate of .15% of the first $100 million of average daily net assets,
 .125% of the next $100 million, and .10% thereafter.
    The Adviser also provides fund accounting services.
    The Adviser has agreed to reimburse the Fund to the extent that annual expenses exceed 1.10% of average daily net assets. This expense limitation expires on January 31, 2000, subject to earlier termination by the Adviser on 30 days notice.
    Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Liberty. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed 0.25% of average daily net assets.
    Transfer agent fees are paid to Liberty Funds Services, Inc., an indirect, wholly-owned subsidiary of Liberty.

     Certain officers and trustees of the Trust are also officers of the Adviser. Compensation is paid to trustees not affliliated with the Adviser. No remuneration was paid to any other trustee or officer of the Trust.

NOTE 5. SHORT-TERM DEBT
To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings by either the Fund or the Portfolio during the six months ended December 31, 1998.

NOTE 6. INVESTMENT TRANSACTIONS
     The Portfolio's aggregate cost of purchases and proceeds from sales or maturity of securities, excluding short-term obligations, for the six months ended December 31, 1998, were $33,622 and $26,564, respectively.

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------------

Stein Roe Advisor High Yield Municipals Fund
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                                                                                      SIX MONTHS           PERIOD
                                                                                                           ENDED            ENDED
                                                                                                        DEC. 31,         JUNE 30,
                                                                                                     (UNAUDITED)         1998 (d)
                                                                                                  --------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................................         $9.94            $10.00
                                                                                                        --------         --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income.........................................................................          0.25              0.20
   Net realized and unrealized losse.............................................................           --             (0.06)
                                                                                                        --------         --------
   Total from investment operations..............................................................          0.25              0.14
                                                                                                        --------         --------
DISTRIBUTIONS
   Net investment income.........................................................................         (0.25)            (0.20)
                                                                                                        --------         --------
NET ASSET VALUE, END OF PERIOD...................................................................        $ 9.94           $  9.94
                                                                                                        ========         ========
Ratio of net expenses to average net assets (a)..................................................        1.10% (c)         1.10%(c)
Ratio of net investment income to average net assets (b).........................................        4.93% (c)         5.13%(c)
Total return (b).................................................................................         2.57%            1.42%
Net assets, end of period (000's)................................................................         $2,455          $1,029

(a)If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this ratio would have been 6.11% for the six months ended
   December 31, 1998 and 16.25% for the period ended June 30,1998.
(b)Computed giving effect to Adviser's expense limitation undertaking.
(c)Annualized
(d)From commencement of operations on February 4, 1998.


----------------------------------------------------------------------------------------------------------------------------------

SR&F High Yield Municipals Portfolio

                                                                                                      SIX MONTHS
                                                                                                           ENDED           PERIOD
                                                                                                        DEC. 31,           ENDED,
                                                                                                            1998         JUNE 30,
SELECT RATIOS                                                                                        (UNAUDITED)         1998 (b)
                                                                                                  ---------------------------------
Ratio of net expenses to average net assets.......................................................       0.45% (a)        0.47% (a)
Ratio of net investment income to average net assets..............................................       5.56% (a)        5.72% (a)
Portfolio turnover rate...........................................................................          8%               3%


(a)Annualized
(b)From commencement of operations on February 2, 1998.

Advisor Trust
-------------------------------------------------------------------------------
TRUSTEES
John A. Bacon, Jr.
PRIVATE INVESTOR
William W. Boyd
CHAIRMAN AND DIRECTOR, STERLING PLUMBING GROUP INC.
Lindsay Cook
SENIOR VICE PRESIDENT, LIBERTY FINANCIAL COMPANIES, INC.
Douglas A. Hacker
SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER,
  UNITED AIRLINES
Janet Langford Kelly
SENIOR VICE PRESIDENT, SECRETARY AND GENERAL
  COUNSEL, SARA LEE CORPORATION
Charles R. Nelson
VAN VOORHIS PROFESSOR OF POLITICAL ECONOMY,
  UNIVERSITY OF WASHINGTON
Thomas C. Theobald
MANAGING PARTNER, WILLIAM BLAIR CAPITAL PARTNERS
OFFICERS
Thomas W. Butch, PRESIDENT
William D. Andrews, EXECUTIVE VICE PRESIDENT
Loren A. Hansen, EXECUTIVE VICE PRESIDENT
Hans P. Ziegler, EXECUTIVE VICE PRESIDENT
Gary A. Anetsberger, SENIOR VICE PRESIDENT,
  CHIEF FINANCIAL OFFICER
Kevin M. Carome, VICE PRESIDENT, ASSISTANT SECRETARY
Kevin Connaughton, VICE PRESIDENT
Timothy Jacoby, VICE PRESIDENT
Joanne T. Costopoulos, VICE PRESIDENT
Brian M. Hartford, VICE PRESIDENT
Gail Knudsen, VICE PRESIDENT
William C. Loring, VICE PRESIDENT
Lynn C. Maddox, VICE PRESIDENT
Maureen Newman, VICE PRESIDENT
Nicolette D. Parrish, VICE PRESIDENT, ASSISTANT SECRETARY
Veronica M. Wallace, VICE PRESIDENT
Heidi J. Walter, VICE PRESIDENT, SECRETARY
Sharon R. Robertson, CONTROLLER
Janet B. Rysz, ASSISTANT SECRETARY
Scott E. Volk, TREASURER
Margaret O. Zwick, ASSISTANT TREASURER

AGENTS AND ADVISERS
Stein Roe & Farnham Incorporated
INVESTMENT ADVISER
State Street Bank and Trust Company
CUSTODIAN
SteinRoe Services Inc.
TRANSFER AGENT
Bell, Boyd & Lloyd
LEGAL COUNSEL TO THE TRUST
Ernst & Young LLP
INDEPENDENT AUDITORS

                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                      Liberty Funds Distributor, Inc. 2/99